Income tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income before tax	$ 45,249	$ 41,592	$ 1,795
At applicable statutory tax rate
Amount computed at corporate tax of 0%	0	0	0
Foreign tax rate differences	3,258	3,960	(1,429)
Permanent differences:
Non deductible interest expense	5,243	0	0
Non deductible withholding tax	782	777	905
Tax exemptions	(28)	(27)	(29)
Non deductible other financial items	214	580	286
Non deductible (taxable) foreign exchange gain (loss)	4	32	61
Other non deductible costs	(35)	102	198
Tax credits	(1,005)	(1,053)	(999)
Adjustment for valuation allowance	(4,561)	(4,058)	1,488
Tax expense (benefit) for year	$ 3,872	$ 313	$ 481